Other non-current liabilities - Narrative (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 01, 2022	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 24, 2019	Dec. 31, 2015
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Trade payable term				30 days
Non-current trade payables			$ 1,788,000	$ 964,000	$ 851,000
Deferred tax liabilities			258,000	138,000	19,000
Deferred tax liability (asset)			258,000	138,000	19,000	$ 429,000
License and services agreement upfront payment							$ 18,000,000
Recognized revenues			8,619,000	11,419,000	9,155,000
Interest expenses on upfront payment			810,000	1,628,000	3,221,000
Net remaining contract liability				4,211,000
Contract liabilities			271,000	765,000	727,000			$ 1,940,000
Trade payables			9,342,000	13,916,000	15,701,000
Contract liabilities			190,000	476,000	753,000
Strategic Partner
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Interest expenses on upfront payment			91,000
Strategic Partner, Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Interest expenses on upfront payment			65,000
Other revenue			2,983,000
Strategic Partner, Second Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues			707,000
Development services | Strategic Partner
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues					4,500,000
Net remaining contract liability			862,000	1,853,000	4,334,000
Current contract liabilities				1,639,000	2,750,000
Non-current contract liabilities				214,000	1,584,000
Other revenue			1,083,000	3,008,000	166,000
Development services | Strategic Partner, Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues				5,000,000
Net remaining contract liability			271,000	1,189,000
Development services | Strategic Partner, Amendment Contract | Major Revenue Recognition
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues		$ 3,000,000
Investments revenue		$ 2,000,000
Development services | Strategic Partner, Second Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues			4,500,000
Net remaining contract liability			2,544,000
Current contract liabilities			2,141,000	1,160,000
Non-current contract liabilities			404,000	2,492,000
Development services | Strategic Partner, Second Amendment Contract, 5G Chipset China
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues	$ 60,000,000
Current contract liabilities			2,500,000
License
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues			1,500,000
License | Strategic Partner, Second Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues			800,000
Other revenue			1,507,000
License | Strategic Partner, Second Amendment Contract, 5G Chipset China
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues			20,000,000
Supplier contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Total amount			7,700,000
Development services
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Other revenue				323,000	485,000
5G New Product Development, Team Of Engineers
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Non-current trade payables			1,002,000	780,000	607,000
Trade payables			1,430,000
5G New Product Development
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Acquisitions of intangible assets			3,350,000		$ 1,916,000
Trade payable term					27 months
Non-current trade payables			$ 786,000	184,000	$ 244,000
Trade payables				279,000	$ 1,139,000
Trade payables				$ 244,000